Acquisitions Dispositions and Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Cost to Purchase Transmission and Distribution Assets of VEMCO	$ 19,000,000	$ 155,000,000	$ 104,000,000
Transmission Facilities Sold to ETT	123,000,000	187,000,000	278,000,000
Asset Impairments and Other Related Charges	139,000,000	0	0
All Other [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Number of ICE Shares Sold		138,000
Gain Recognized on Sale of ICE Shares		16,000,000
Nonutility Operations - Generation and Marketing [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Agreed Upon Amount to Purchase BlueStar Energy	70,000,000
AEP Texas North Co [Member] | Utility Operations [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Transmission Facilities Sold to ETT		73,000,000	2,000,000
AEP Texas Central Co [Member] | Utility Operations [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Transmission Facilities Sold to ETT		66,000,000	93,000,000
Cleco Power, LLC [Member] | Utility Operations [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Percentage Membership Interest Purchased by Cleco			50.00%
Cleco's Cost to Purchase 50% of Oxbow Mine Lignite Reserves			13,000,000
Southwestern Electric Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Cost to Purchase Transmission and Distribution Assets of VEMCO	8,045,000	103,225,000	17,639,000
Transmission Facilities Sold to ETT	1,197,000	5,356,000	105,999,000
Asset Impairments and Other Related Charges	49,000,000	0	0
Southwestern Electric Power Co [Member] | Utility Operations [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Cost to Purchase Transmission and Distribution Assets of VEMCO		102,000,000
Percentage Membership Interest Purchased by SWEPCo			50.00%
Dolet Hill's Cost to Purchase Red River Mining Equipment and Assets			16,000,000
SWEPCo's Cost to Purchase 50% of Oxbow Mine Lignite Reserves			13,000,000
Southwestern Electric Power Co [Member] | Utility Operations [Member] | Turk Plant [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	49,000,000
Ohio Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Cost to Purchase Transmission and Distribution Assets of VEMCO	2,229,000	5,801,000	1,429,000
Transmission Facilities Sold to ETT	47,463,000	14,382,000	35,706,000
Asset Impairments and Other Related Charges	89,824,000	0	0
Ohio Power Co [Member] | Utility Operations [Member] | Muskingum River Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	42,000,000
Ohio Power Co [Member] | Utility Operations [Member] | Sporn Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	48,000,000
Appalachian Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Cost to Purchase Transmission and Distribution Assets of VEMCO	$ 302,512,000	$ 2,485,000	$ 1,116,000